S000069167 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
William Blair Emerging Markets Debt Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.09%	9.06%	13.41%	(16.93%)